Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
SOLV Energy Holdings LLC [Member]
Employee Benefit Plans [Line Items]
Employee Benefit Plans
(11)	Employee Benefit Plans
Union’s Multiemployer Pension Plans
The Company contributes to a number of multiemployer pension plans under the terms of a collective bargaining agreements (“CBA”) with various unions that covers its union-represented employees. Approximately 15.1% of the Company’s employees as of December 31, 2025 were covered by collective bargaining agreements. The Company’s multiemployer pension plan contribution rates generally are specified in the CBAs (usually on a monthly or annual basis), and contributions are made to the plans on a
“pay-as-you-go”
basis based on its union employee payrolls. The Company may also have additional liabilities imposed by law as a result of its participation in multiemployer defined benefit pension plans. The Employee Retirement Income Security Act of 1974, as amended by the Multiemployer Pension Plan Amendments Act of 1980, imposes certain liabilities upon an employer who is a contributor to a multiemployer pension plan if the employer withdraws or is deemed to have withdrawn from the plan or the plan is terminated or experiences a mass withdrawal.
The risks of participating in the multiemployer plan are different from single-employer plans in the following respects:

1.	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

2.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

3.
If the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Pension
Protection
Act of 2006 (PPA) also added special funding and operational rules generally applicable to plan years beginning after 2007 for multiemployer plans in the United States that are classified as “endangered,” “seriously endangered” or “critical” status based on multiple factors (including, for example, the plan’s funded percentage, cash flow position and whether a projected minimum funding deficiency exists). Plans in these classifications must adopt remedial measures to improve their funded status through a funding improvement plan (“FIP”) or rehabilitation plan (“RP”), as applicable, which may require additional contributions from employers (which may take the form of a surcharge on benefit contributions) and/or modifications to retiree benefits. Certain plans to which the Company contributes or may contribute in the future are in “endangered,” “seriously endangered” or “critical” status. The amount of additional funds, if any, that the Company may be obligated to contribute to these plans cannot be reasonably estimated due to uncertainty regarding the amount of future work involving covered union employees, future contribution levels and possible surcharges on plan contributions.
The following table summarizes plan information relating to the Company’s participation in multiemployer defined benefit pension plans, including company contributions for the last three years, the status of the plans under the PPA and whether the plans are subject to a FIP or RP or contribution surcharges. The most recent PPA zone status available in 2025 and 2024 generally relates to the plans’ fiscal year-ends in 2024 and 2023. Forms 5500 were not yet available for the plan years ending in 2025. The PPA zone status is based on information that the Company received from the respective plans’ administrators, as well as publicly available information on the U.S. Department of Labor website, and is certified by each plan’s actuary. Although multiple factors or tests may result in red zone or yellow zone status, plans in the red zone generally are less than 65 percent funded, plans in the yellow zone generally are less than 80 percent funded, and plans in the green zone generally are at least 80 percent funded. Under the PPA, red zone plans are classified as “critical” status, yellow zone plans are classified as “endangered” status and green zone plans are classified as neither “endangered” nor “critical” status.
The “FIP/RP Status” column indicates plans for which a FIP or a RP is either pending or has been implemented. The last column lists the expiration dates of the Company’s CBAs to which the plans are subject. Total contributions to these plans correspond to the number of union employees employed at any given time and the plans in which they participate and vary depending upon the location and number of ongoing projects at a given time and the need for union resources in connection with such projects. Information has been presented separately for individually significant plans, based on PPA funding status classification, and in the aggregate for all other plans.

	Pension Plan	PPA Zone Status		Contributions			FIR/RP	Sur-	Expiration Date
Pension Trust Fund	EIN/PN	2025	2024	2025	2024	2023	Status	charge	of CBA
California Ironworkers Field Pension Trust	95-6042866	Green	Green	$5,324	$4,292	$16,424	No	No	December 2027
Construction Laborers Pension Trust for S. California	43-6159056	Green	Green	5,091	3,548	8,127	No	No	December 2026
National Electrical Benefit Fund	53-0181657	Green	Green	1,699	—	—	No	No	May 2027
Kern County Electrical Workers Pension Fund	95-6123049	Green	Green	1,240	1,862	424	No	No	December 2027
Oregon Laborers-Employers Pension Trust	93-6075363	Green	Green	1,098	—	—	No	No	May 2027
Western States Carpenters Pension Plan	95-6042875	Green	Green	575	547	1,444	No	No	N/A
IBEW Local 100 Pension Plan	94-6216336	Green	Green	435	17	9,520	No	No	N/A

	Pension Plan	PPA Zone Status		Contributions			FIR/RP	Sur-	Expiration Date
Pension Trust Fund	EIN/PN	2025	2024	2025	2024	2023	Status	charge	of CBA
Southern California IBEW - NECA Funds	95-6392774	Yellow	Yellow	149	421	2,994	Yes	No	December 2026
Laborers Pension Trust Fund for N. California	94-6277608	Green	Green	99	146	3,187	No	No	June 2027
San Diego Electrical Industry Health & Welfare Plan	95-6035916	Green	Green	48	2,088	694	No	No	N/A
All other plans				4,734	1,209	1,454

				$20,492	$14,130	$44,268

The Company assessed whether any of its contributions to the significant plans listed above constituted five percent or more of the total contributions to these plans. This assessment was based on the Forms 5500 of these plans for the years ended December 31, 2024 and 2023. The Company’s contributions to Kern County Electrical Benefits Fund represented at least five percent of the plans’ total contributions in the 2024 period and contributions to California Ironworkers Field Pension Trust and IBEW Local 100 Pension Plan represented at least 5% of the plans’ total contributions in the 2023 period. None of the Forms 5500 of these plans were yet available for the year ended December 31, 2025.
Total contributions made to all of these multiemployer plans correspond to the number of union employees employed at any given time and the plans in which they participate and participation in project labor agreements and vary depending upon the location and number of ongoing projects at a given time and the need for union resources or project labor agreements in connection with such projects. Contributions to such plans are also impacted by business combinations and changes in employer contribution rates.
401(k) Plans
The Company maintains 401(k) plans whereby employees may contribute a percentage of their compensation, not to exceed the maximum amount allowable under the Internal Revenue Code.
The Company may elect to make matching or other contributions into the savings plan. Contributions made by the Company to the 401(k) plans were as follows:

	Year Ended December 31,
	2025	2024	2023
Employer contributions	$10,869	$4,360	$3,819
The increase in employer contributions during the year ended December 31, 2025 was primarily attributable to discretionary profit sharing contributions.